Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	¥ (135,915)	$ (20,890)	¥ (102,349)
Property and equipment, net	89,137	13,700	117,439
Electronic equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	129,403	19,890	127,786
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	62,216	9,562	62,702
Office equipment and fixtures
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	26,495	4,072	25,091
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	4,472	687	¥ 4,209
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	¥ 2,466	$ 379